Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Preferred Stock	Common Stock	Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total
Balance at Dec. 31, 2015		$ 95,866	$ 167,980	$ 1,683,600	$ 2,167	$ (284,110)	$ 1,665,503
Balance (in shares) at Dec. 31, 2015	95,866
Increase (decrease) in shareholders' equity
Net Income				133,932			133,932
Dividends:
Cash ($.75, $.66 and $.60 per share) for the year ended December 31, 2018, 2017 and 2016, respectively)				(39,569)			(39,569)
Purchase of treasury stock (554,598, 4,870 and 349,029 shares) for the years ended December 31, 2018, 2017 and 2016, respectively)						(7,966)	(7,966)
Exercise of stock options		44	505				549
Options exercised (in shares)	44
Stock compensation expense recognized in earnings			1,082				1,082
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					(28,864)		(28,864)
Balance at Dec. 31, 2016		95,910	169,567	1,777,963	(26,697)	(292,076)	1,724,667
Balance (in shares) at Dec. 31, 2016	95,910
Increase (decrease) in shareholders' equity
Net Income				157,436			157,436
Dividends:
Cash ($.75, $.66 and $.60 per share) for the year ended December 31, 2018, 2017 and 2016, respectively)				(43,594)			(43,594)
Purchase of treasury stock (554,598, 4,870 and 349,029 shares) for the years ended December 31, 2018, 2017 and 2016, respectively)						(187)	(187)
Exercise of stock options		109	1,346				1,455
Options exercised (in shares)	109
Stock compensation expense recognized in earnings			903				903
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					(1,700)		(1,700)
Balance at Dec. 31, 2017		96,019	171,816	1,891,805	(28,397)	(292,263)	1,838,980
Balance (in shares) at Dec. 31, 2017	96,019
Dividends:
Cumulative adjustment for adoption of new accounting standards				5,997	(5,997)
Net Income				215,931			215,931
Cash ($.75, $.66 and $.60 per share) for the year ended December 31, 2018, 2017 and 2016, respectively)				(49,599)			(49,599)
Purchase of treasury stock (554,598, 4,870 and 349,029 shares) for the years ended December 31, 2018, 2017 and 2016, respectively)						(19,042)	(19,042)
Exercise of stock options		85	1,437				1,522
Options exercised (in shares)	85
Stock compensation expense recognized in earnings			1,035				1,035
Repurchase of outstanding warrant			(29,005)				(29,005)
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					(20,240)		(20,240)
Balance at Dec. 31, 2018		$ 96,104	$ 145,283	$ 2,064,134	$ (54,634)	$ (311,305)	$ 1,939,582
Balance (in shares) at Dec. 31, 2018	96,104